UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.0%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   ------------
BUSINESS SERVICES - 8.1%
   Cognizant Technology Solutions, Cl A *                 28,260   $  2,288,495
   Paychex                                                40,050      1,657,269
                                                                   ------------
                                                                      3,945,764
                                                                   ------------
CONSUMER DISCRETIONARY - 9.8%
   Comcast, Cl A *                                       105,217      2,764,051
   Target                                                 33,605      2,035,455
                                                                   ------------
                                                                      4,799,506
                                                                   ------------
CONSUMER STAPLES - 5.7%
   PepsiCo                                                14,750        967,895
   Whole Foods Market                                     49,070      1,817,553
                                                                   ------------
                                                                      2,785,448
                                                                   ------------
ENERGY - 4.6%
   Halliburton                                            61,600      2,218,832
                                                                   ------------

FINANCIALS - 12.6%
   American Express                                       38,340      2,244,424
   Charles Schwab                                         94,240      1,897,051
   CME Group, Cl A                                         1,870      1,033,175
   Goldman Sachs Group                                     5,310      1,000,085
                                                                   ------------
                                                                      6,174,735
                                                                   ------------
HEALTH CARE - 14.6%
   Genzyme *                                              38,731      2,442,764
   Gilead Sciences *                                      68,312      2,543,256
   Intuitive Surgical *                                   10,150      2,157,991
                                                                   ------------
                                                                      7,144,011
                                                                   ------------
INDUSTRIAL - 3.0%
   L-3 Communications Holdings                            14,890      1,452,668
                                                                   ------------

INFORMATION TECHNOLOGY - 10.7%
   Apple *                                                15,900      2,094,984
   Corning                                               130,490      3,110,882
                                                                   ------------
                                                                      5,205,866
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   ------------
INTERNET - 5.1%
   Google, Cl A *                                          4,860   $  2,478,600
                                                                   ------------

PRINTING & PUBLISHING - 4.4%
   McGraw-Hill                                            35,860      2,169,530
                                                                   ------------

TELECOMMUNICATION SERVICES - 5.6%
   American Tower, Cl A *                                 65,220      2,717,065
                                                                   ------------

WIRELESS - 10.8%
   Qualcomm                                               60,080      2,502,332
   Research In Motion, Ltd. *                             12,975      2,776,650
                                                                   ------------
                                                                      5,278,982
                                                                   ------------
   TOTAL COMMON STOCK
         (Cost $39,217,010)                                          46,371,007
                                                                   ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 4.7%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 5.330% (A)
         (Cost $2,300,027)                             2,300,027      2,300,027
                                                                   ------------

   TOTAL INVESTMENTS - 99.7%
         (Cost $41,517,037) +                                      $ 48,671,034
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $48,845,914.

*     NON-INCOME PRODUCING SECURITY.
(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
CL   - CLASS
LTD. - LIMITED

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $41,517,037, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,584,854 AND $(1,430,857), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

EMC-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.